Business Acquisition (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Jul. 01, 2022	Sep. 30, 2020	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Business Acquisition
Aggregated purchase price		$ 80,400					$ 80,359
Transaction Costs	$ 694	$ 350	$ 3,348	$ 31	$ 4,355	$ (251)		$ (251)	$ 3,509
Inventory acquired			5,232		5,232		$ 70,267		$ 70,267
COKeM International
Business Acquisition
Percentage of stock acquired		100.00%
Think 3 Fold
Business Acquisition
Percentage of stock acquired	100.00%
Inventory acquired			$ 5,200		$ 5,200